Loss Per Share (Details) - Schedule of Basic and Diluted Loss Per Share - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Basic loss per share
Net loss attributable to the equity holders of the Parent	$ (27,666,386)	$ (11,954,113)
Shares used in computation:
Weighted-average shares outstanding, Diluted	48,258,290	26,005,564
Diluted net loss per share attributable to equity holders of the Parent	$ (0.57)	$ (0.46)
Shares used in computation:
Weighted-average shares outstanding, Basic	48,258,290	26,005,564
Basic net loss per share attributable to equity holders of the Parent	$ (0.57)	$ (0.46)